Land Use Right (Details) - Land use right. - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible assets
Cost	¥ 258,734,000	¥ 94,736,000
Incentive payment from local government	(15,000,000)	(15,000,000)
Accumulated amortization	(4,856,000)	(2,088,000)
Land use right, net	238,878,000	77,648,000
Total amortization expense	¥ 2,768,000	¥ 580,000	¥ 258,000